Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events

15. SUBSEQUENT EVENTS

On January 22, 2016, the Private Company and CRG amended the forbearance agreement (Amendment No.4) to extend the forbearance period to March 31, 2016. As part of the terms within the forbearance agreement, on January 29, 2016, the Private Company issued warrants to CRG exercisable into 16,000,000 shares of Series AB Preferred Stock (3,816,960 common shares of Valeritas Holdings, Inc. after the recapitalization) at $1.25 per share. The warrant has term of one year. On March 25, 2016, the Company and CRG amended forbearance agreement (Amendment No.5) to extend the expiration of the forbearance period to April 30, 2016 and included a number of events that will trigger an earlier expiration of the forbearance agreement.

On January 29, 2016, the Private Company filed an Eighth Restated Certificate of Incorporation to increase the authorized number of shares to 146,000,000 shares which consists increasing common stock to 92,000,000 shares and the Series AB Preferred Stock to 32,000,000 shares. The Special Mandatory Conversion clause within the Eighth Restated Certificate of Incorporation states Series AB holders that did not participate in the January 2016 Series AB financing will have their Series D and Series AA shares converted to common stock.

The Private Company issued an additional 4,655,430 of Series AB Preferred Stock (1,110,613 common shares of Valeritas Holdings, Inc. after the recapitalization) on January 29, 2016 for gross proceeds of $5,800. As of April 11, 2016, an additional 1,416,422 shares of Series D and 2,041,376 shares of Series AA were converted to 3,127,059 shares of common stock of the Private Company. The remaining outstanding Series D and Series AA shares are 80,080 and 4,488,160. The warrant issued to acquire 3,750 Series D shares was exercised and converted to common stock of the Private Company as part of the conversion outlined above.

During February and March of 2016, CRG exercised warrants with respect to 5,620,600 Series AB Preferred Stock (1,340,867 common shares of Valeritas Holdings, Inc. after the recapitalization) for gross proceeds of $7,000.

On March 7, 2016, the Private Company dissolved Valeritas Holdings, LLC. Prior to the dissolution, Valeritas Holdings, LLC distributed all its assets, including 6,923,076 shares of Valeritas, Inc. common stock, pro-ratably to Series C holders, based on the aggregate liquidation preference of the units held by each holders sets out in the Amended and Restated Limited Liability Company Agreement. As a result of the dissolution, the 2008 Employee Equity Compensation Plan was terminated and all options outstanding thereunder were cancelled.

All abovementioned Series D and Series AA Preferred Stocks and the Private Company Common Stock were subsequently cancelled prior to the 2016 Merger. Any amounts funded in connection with the original issuance of the common stock, Series D Preferred Stock and Series AA Preferred Stock have been retrospectively adjusted and accounted for as capital contributions as those classes of Valeritas, Inc. stock did not receive common shares of Valeritas Holdings, Inc. in connection with the 2016 Merger. Series AB Preferred Stock was converted to Valeritas Holdings Common Stock at a conversion rate of 0.23856.

In February 2016, as part of the Company’s restructuring plan, approximately 51 employees were made redundant. The total severance expense was estimated at $1,200 of which $300 was paid immediately and $900 is expected to be paid over the next 6 to 18 months.

Merger

On May 3, 2016, pursuant to an Agreement and Plan of Merger and Reorganization, dated May 3, 2016 (the “Merger Agreement”), by and among Valeritas Holdings, Inc. (formerly Cleaner Yoga Mat, Inc.), a Delaware corporation (the “Parent”), Valeritas Acquisition Corp., a Delaware corporation and a direct wholly owned subsidiary of Parent (the “Acquisition Subsidiary”) and Valeritas, Inc. Acquisition Subsidiary was merged with and into Valeritas, Inc, with Valeritas, Inc. remaining as the surviving entity and as a wholly owned subsidiary of the Parent (the “2016 Merger”).

The Parent was incorporated in the State of Florida on May 9, 2014 as company that engages in the sale of sanitizing solutions for Yoga and Pilates studios as well of conventional gyms of all sizes.

Pursuant to the Merger Agreement, a wholly owned subsidiary of the Parent, Acquisition Subsidiary, was merged with and into the Valeritas, Inc., with Valeritas, Inc. continuing after the 2016 Merger as the surviving entity and a wholly owned subsidiary of the Parent. At the Closing Date, 27,665,645 shares of Valeritas, Inc.’s pre-Merger Series AB Preferred Stock issued and outstanding immediately prior to the closing of the 2016 Merger was converted into approximately 6,600,000 shares of the Parent’s Common Stock. All outstanding Series AA Preferred Stock, Series D Preferred Stock and Common Stock were retired and cancelled prior to the Merger. In addition, pursuant to the Merger Agreement, all outstanding warrants and options for shares of common stock and Series AB preferred stock of Valeritas, Inc. were cancelled. The pre-Merger stockholders of the Parent retained an aggregate of 1,000,004 shares of common stock.

Upon the closing of the Merger, under the terms of a split-off agreement and a general release agreement, the Parent transferred all of its pre-Merger operating assets and liabilities to its wholly owned special purpose subsidiary (“Split-Off Subsidiary”), and transferred all of the outstanding shares of capital stock of Split-Off Subsidiary to the pre-Merger majority stockholder of the Parent (the “Split-Off”), in consideration of and in exchange for (i) the surrender and cancellation of 40,486,000 shares of the Parent’s common stock held by such stockholder (which will be cancelled and will resume the status of authorized but unissued shares of the Parent’s common stock) and (ii) certain representations, covenants and indemnities.

Following the Merger and Split-Off, the shareholders of Valeritas, Inc. effectively control the combined companies, and as such, Valeritas, Inc. is deemed to be the accounting acquirer in the 2016 Merger. The 2016 Merger is being treated as a reverse merger and recapitalization.

Unaudited [Member]
Subsequent Events

16. SUBSEQUENT EVENTS (unaudited)

On April 15, 2016, CRG exercised additional warrants for 279,400 shares of Series AB Preferred Stock (65,899 common shares of Valeritas Holdings, Inc. after recapitalization), providing additional funds of $350 to the Private Company.

On May 3, 2016, the Private Company filed an Ninth Restated Certificate of Incorporation to increase the authorized number of shares to 166,451,154 shares which consists increasing common stock to 102,225,577 shares and the Series AB Preferred Stock to 42,225,577 shares.

Private Placement Offering

Concurrently with the closing of the 2016 Merger, and as a condition to the Merger, Valeritas, Inc. closed a private placement offering (the “Private Placement”) of approximately 5 million shares of Valeritas Holdings, Inc. common stock at a purchase price of $5.00 per share, for gross proceeds of approximately $25 million. Existing investors of Valeritas, Inc invested $20 million of the Private Placement.

In connection with the Private Placement, Valeritas, Inc. incurred costs of approximately $1.0 million in fees, of which $0.3 million is in the form of warrants to purchase 83,120 shares of Valeritas Holdings, Inc. common stock at an exercise price of $5.00 to the placement agents. The warrants issued to the placement agents will be accounted for as a derivative liability as the warrant exercise price is subject to adjustment upon additional issuances of equity securities at a price per share lower than the exercise price of the warrant. $0.6 million are fees paid in cash to the placement agents whilst the remainder $0.1 million are reimbursed expenses (including legal fees incurred by placement agent) paid to the placement agents.

Term Loan and Subsequent Forbearance Agreement with Capital Royalty Partners

Valeritas, Inc. currently has outstanding a principal amount of $50 million of senior indebtedness held by Capital Royalty Group and certain of its affiliates (collectively, “CRG”) pursuant to an Amended and Restated Term Loan Agreement by and between Valeritas, Inc. and CRG dated as of August 5, 2014 by (as amended, the “Term Loan Agreement”). Accrued interest, fees and expenses on the principal indebtedness held by CRG pursuant to the Term Loan Agreement as of May 3, 2016 was $16.6 million (“CRG Outstanding Interest”). The outstanding principal indebtedness of $50 million held by CRG under the Term Loan Agreement will remain outstanding following the Merger. The Revised Term Loan shall mature on March 31, 2021 following the closing date of the Merger (the “Maturity Date”). Principal, inclusive of all accrued payment-in-kind interest, on the Revised Term Loan are due in full on the Maturity Date. Interest on the Revised Term Loan will accrue at a rate of eleven percent (11%) per annum (other than when in default, in which case the Term Loan bears interest at 15% per annum) paid quarterly. The Revised Term Loan shall be secured by a first priority security interest and right of payment in all of the Valeritas, Inc.’s assets, accounts and proceeds now existing or to be acquired. To permit the Merger, all existing defaults under the Term Loan Agreement were permanently waived.

Immediately prior to the Closing Date, CRG converted $5.8 million of the accumulated outstanding interest to 4,649,859 common stock of the Private Company, at conversion price equal to $1.25 per share and the remaining $10.8 million of the accumulated outstanding interest were converted of the into shares of Series AB Preferred Stock of the Private Company, at a conversion price equal to $1.25 per share for a total of 8,609,824 shares. Upon the closing of the Merger, the aggregate CRG shares of Series AB Preferred Stock were exchanged for 5,487,766 common stock in the Parent. CRG also took part in the abovementioned Private Placement, contributing additional $20 million for 4,000,000 common stock of Valeritas Holdings. The aggregate common shares of Valeritas Holdings, Inc. held by CRG upon closing of the Merger were 9,487,763.

Subordinated Debt held by WCAS Capital Partners IV, L.P.

Valeritas, Inc. currently has a principal amount of $5 million of subordinated indebtedness held by WCAS Capital Partners IV, L.P. (“WCAS”), an affiliate of Welsh, Carson, Anderson & Stowe, pursuant to a Note issued by The Company to WCAS, dated September 8, 2011 (as amended, the “WCAS Note”). Accrued interest, fees and expenses on the principal indebtedness held by WCAS pursuant to the WCAS Note amended as of May 3, 2016 was $2.1 million (“WCAS Outstanding Interest”). The outstanding principal indebtedness held by WCAS under the WCAS Note will remain outstanding and the Amended WCAS Note will mature on September 8, 2021. Principal, inclusive of all accrued payment-in-kind interest, on the Amended WCAS Note are due in full on the maturity date. The Amended WCAS Note shall accrue interest at a rate of ten percent (10%) per annum payable entirely as payment-in-kind interest. WCAS’s right to payment under the Amended WCAS Note shall be subject to CRG’s payment of the Revised Term Loan pursuant to a subordination agreement by and between WCAS and CRG. To permit the Merger, all existing defaults under the WCAS Note were permanently waived. The change in control put option under the Amended WCAS Note was amended on May 3, 2016 to explicitly state that a deemed change in control had not occurred in connection with the reverse merger.

Immediately prior to the Closing Date, WCAS $2.1 million of the WCAS outstanding interest into 1,660,530 shares of Series AB Preferred Stock, at a conversion price equal to $1.25 per share. Upon the closing of the Merger, the shares of Series AB Preferred Stock were exchanged for 396,141 common stock of Valeritas Holdings, Inc.

Employee share-based-payments plan

On May 3, 2016, the Company terminated the 2014 Employee Stock Options plan. All outstanding options under this plan were cancelled. The Board of Directors approved a new Employee Awards plan, also known as 2016 Plan. 3,000,000 shares of common stock of Valeritas Holdings were approved under the 2016 Plan.